Loans (Loans Modified As TDRs By Class Of Loans) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 loan	Dec. 31, 2012 loan
Financing Receivable, Modifications [Line Items]
Number of Loans	4	5
Pre-Modification Outstanding Recorded Investment	$ 2,469	$ 2,946
Post-Modification Outstanding Recorded Investment	2,416	1,088
Increase in allowance for loan losses		97
TDR's charge-offs	220	797
Commercial Segment [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans	1	2
Pre-Modification Outstanding Recorded Investment	126	319
Post-Modification Outstanding Recorded Investment	126	319
Single-family residential [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans	1	1
Pre-Modification Outstanding Recorded Investment	346	132
Post-Modification Outstanding Recorded Investment	350	138
Multi-family residential [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans	1	1
Pre-Modification Outstanding Recorded Investment	1,760	2,017
Post-Modification Outstanding Recorded Investment	1,701	203
Non-owner occupied [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans		1
Pre-Modification Outstanding Recorded Investment		478
Post-Modification Outstanding Recorded Investment		428
Owner occupied [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans	1
Pre-Modification Outstanding Recorded Investment	237
Post-Modification Outstanding Recorded Investment	$ 239